Finance Cost and Income	6 Months Ended
Jun. 30, 2018
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Finance Cost and Income
8.	FINANCE COST AND INCOME

RECOGNIZED IN PROFIT OR LOSS

FINANCE	COSTS

For the six-month period ended 30 June Million US dollar	2018	2017
Interest expense	(2 126)	(2 181)
Capitalization of borrowing costs	17	10
Net interest on net defined benefit liabilities	(48)	(55)
Accretion expense	(177)	(303)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(83)	(181)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(495)	(445)
Tax on financial transactions	(69)	(25)
Other financial costs, including bank fees	(59)	(68)

	(3 040)	(3 248)
Exceptional finance cost	(494)	(211)

	(3 534)	(3 459)

Finance costs, excluding exceptional items, decreased by 208m US dollar from prior year. Mark-to-market losses on certain derivatives related to the hedging of share-based payment programs amounted to 258m US dollar at 30 June 2018 (30 June 2017: 135m US dollar losses).

Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in China. Interest is capitalized at a borrowing rate ranging from 4% to 8%.

Exceptional net finance cost for the six-month period ended 30 June 2018 includes:

•	127m US dollar resulting from mark-to-market adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo (30 June 2017: 71m US dollar). See also Note 15 Changes in equity and earnings per share;

•	123m US dollar resulting from mark-to-market adjustments on derivatives entered into to hedge the restricted shares issued in connection with the combination with SAB (30 June 2017: 69m US dollar);

•	244m US dollar resulting from premium paid on the early termination of certain bonds.

Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 18 Risks arising from financial instruments.

FINANCE INCOME

For the six-month period ended 30 June Million US dollar	2018	2017
Interest income	155	114
Other financial income	69	14

	224	128

No interest income was recognized on impaired financial assets.